CURRENT AND DEFERRED TAXES (Details) - Schedule of deferred taxes related to items charged to equity - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of deferred taxes related to items charged to equity [Abstract]
Aggregate deferred taxation of components of other comprehensive income	$ (2,841)	$ 1,883